OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance	Rp 24,365		Rp 23,057	Rp 22,746
Radio frequency usage charges (Note 33c.i)	7,687		7,412	6,510
Leased lines and Customer Premises Equipment("CPE")	3,422		3,462	3,530
Concession fees and USO charges (Note 16)	2,933		2,836	2,601
Electricity, gas, and water	1,097		877	904
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	584		797	747
Project management	427		489	400
Insurance	308		269	230
Vehicles rental and supporting facilities	271		308	343
Others (each below Rp100 billion)	108		211	173
Total	Rp 41,202	$ 2,560	Rp 39,718	Rp 38,184